Material Accounting Policies	6 Months Ended
Jun. 30, 2026
Material Accounting Policies [Abstract]
Material Accounting Policies
3.	Material Accounting Policies

(d)	Use of estimates and judgments (continued)

These condensed interim consolidated financial statements do not include all the information required of the audited annual financial statements and are intended to provide users with an update in relation to events and transactions that are significant to an understanding of the changes in the financial position and performance of the Company since the end of the last annual reporting period. The accounting policies followed in these condensed interim financial statements are the same as those applied in the Company’s most recent audited annual financial statements for the year ended December 31, 2025. Therefore, it is recommended that this financial report be read in conjunction with the audited annual consolidated financial statements of the Company for the year ended December 31, 2025.

Recent accounting pronouncements

Certain new IFRS standards and interpretations have been issued but are not shown as they are not expected to have a material impact on the Company’s consolidated financial statements.